Stockbased Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The components of stock-based compensation expense are primarily included in selling, general and administrative expenses and are as follows:

(In millions)	2016	2015	2014

Stock Option Awards	$41.3	$43.7	$45.7
Restricted Unit Awards	92.2	81.3	71.4

Total Stock-based Compensation Expense	$133.5	$125.0	$117.1

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2016	2015	2014

Expected Stock Price Volatility	21%	24%	25%
Risk Free Interest Rate	1.2%	1.4%	1.3%
Expected Life of Options (years)	4.3	4.3	4.4
Expected Annual Dividend	0.5%	0.5%	0.5%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the company’s option activity for the year ended December 31, 2016 is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2015	9.6	$85.30
Granted	1.8	131.22
Exercised	(2.2)	62.55
Canceled/Expired	(0.4)	119.52

Outstanding at December 31, 2016	8.8	$98.69	3.9

Vested and Unvested Expected to Vest at December 31, 2016	8.5	$97.50	3.8	$371.7

Exercisable at December 31, 2016	4.6	$75.05	2.7	$307.1

(a)	Market price per share on December 31, 2016 was $141.10. The intrinsic value is zero for options with exercise prices above the market price.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of the company’s option activity for the year ended December 31, 2016 is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2015	9.6	$85.30
Granted	1.8	131.22
Exercised	(2.2)	62.55
Canceled/Expired	(0.4)	119.52

Outstanding at December 31, 2016	8.8	$98.69	3.9

Vested and Unvested Expected to Vest at December 31, 2016	8.5	$97.50	3.8	$371.7

Exercisable at December 31, 2016	4.6	$75.05	2.7	$307.1

(a)	Market price per share on December 31, 2016 was $141.10. The intrinsic value is zero for options with exercise prices above the market price.

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the company’s restricted unit activity for the year ended December 31, 2016 is presented below:

	Units (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2015	1,561	$113.64
Granted	786	131.01
Vested	(885)	102.97
Forfeited	(125)	125.52

Unvested at December 31, 2016	1,337	$129.80